Fair Value Measurements - Additional Information (Detail) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
TLGA Working Capital Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Convertible, Carrying Amount of Equity Component	$ 1,500,000
Debt Instrument, Convertible, Conversion Price	$ 1.5
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value		$ 0
Liabilities fair value		$ 0